Fund Holdings
September 30, 2023
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Rural America Growth & Income Fund (HRRLX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2023  |  (Unaudited)

U.S. Government & Agency Obligations | 82.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	5.36%(a)	11/07/23	$500,000	$500,000
Federal Farm Credit Bank	5.34(a)	12/15/23	500,000	499,995
Federal Farm Credit Bank	5.37(a)	01/04/24	500,000	500,000
Federal Farm Credit Bank	5.31(a)	01/10/24	500,000	500,000
Federal Farm Credit Bank	5.33(a)	01/25/24	500,000	500,000
Federal Farm Credit Bank	5.34(a)	02/05/24	1,000,000	1,000,000
Federal Farm Credit Bank	5.35(a)	02/20/24	500,000	500,000
Federal Farm Credit Bank	5.35(a)	03/15/24	500,000	500,000
Federal Farm Credit Bank	5.35(a)	03/18/24	1,500,000	1,500,000
Federal Farm Credit Bank	5.34(a)	04/25/24	500,000	500,000
Federal Farm Credit Bank	5.35(a)	05/24/24	1,000,000	1,000,000
Federal Farm Credit Bank	5.40(a)	08/08/24	500,000	500,000
Federal Home Loan Bank	5.34(a)	11/28/23	5,000,000	5,000,000
Federal Home Loan Bank	5.34(a)	12/06/23	15,000,000	15,000,000
Federal Home Loan Bank	5.01	01/12/24	500,000	493,148
Federal Home Loan Bank	5.02	02/09/24	3,000,000	2,947,818
Federal Home Loan Bank	5.50	08/12/24	1,000,000	999,683
Federal Home Loan Bank	5.63	09/26/24	250,000	250,000
Federal Home Loan Bank	5.59	09/27/24	250,000	250,000
Federal Home Loan Bank	5.45(a)	01/03/25	1,300,000	1,299,975
Federal Home Loan Bank	5.44(a)	03/24/25	1,200,000	1,199,822
Federal Home Loan Bank	5.46(a)	08/08/25	770,000	769,895
U.S. Treasury Bill	5.40	10/03/23	12,000,000	11,996,478
U.S. Treasury Bill	5.39	10/05/23	5,000,000	4,997,067
U.S. Treasury Bill	5.40	10/10/23	13,000,000	12,982,840
U.S. Treasury Bill	5.38	10/17/23	10,000,000	9,976,691
U.S. Treasury Bill	5.08	10/19/23	2,000,000	1,995,130
U.S. Treasury Bill	5.40	10/24/23	14,000,000	13,952,891
U.S. Treasury Bill	5.41	10/31/23	19,000,000	18,920,638
U.S. Treasury Bill	5.39	11/02/23	5,000,000	4,976,511
U.S. Treasury Bill	5.42	11/07/23	10,000,000	9,945,630
U.S. Treasury Bill	5.27	11/09/23	6,000,000	5,967,802
U.S. Treasury Bill	5.43	11/14/23	10,000,000	9,935,283
U.S. Treasury Bill	5.44	11/21/23	4,000,000	3,970,049
U.S. Treasury Bill	5.46	11/28/23	6,000,000	5,950,281
U.S. Treasury Bill	5.38	12/14/23	1,000,000	989,404
U.S. Treasury Bill	5.49	12/19/23	4,000,000	3,953,434
U.S. Treasury Bill	5.52	01/16/24	2,000,000	1,968,316
U.S. Treasury Bill	5.53	01/23/24	2,000,000	1,966,180
U.S. Treasury Bill	4.88	01/25/24	500,000	492,517
U.S. Treasury Bill	5.53	01/30/24	2,500,000	2,455,829
U.S. Treasury Bill	4.81	04/18/24	2,000,000	1,949,222
U.S. Treasury Bill	5.21	06/13/24	500,000	482,471
U.S. Treasury Bill	5.40	07/11/24	500,000	479,827
U.S. Treasury Bill	5.42	09/05/24	500,000	475,816
U.S. Treasury Note	5.45(a)	10/31/23	5,500,000	5,500,008
U.S. Treasury Note	5.40(a)	01/31/24	2,500,000	2,499,828
U.S. Treasury Note	0.88	01/31/24	1,000,000	987,440
U.S. Treasury Note	5.34(a)	04/30/24	2,000,000	1,998,543
U.S. Treasury Note	5.46(a)	07/31/24	4,500,000	4,498,068
U.S. Treasury Note	0.38	08/15/24	1,200,000	1,148,574
U.S. Treasury Note	5.40(a)	10/31/24	2,500,000	2,498,518
U.S. Treasury Note	5.62(a)	01/31/25	4,750,000	4,748,923
U.S. Treasury Note	5.59(a)	04/30/25	2,500,000	2,499,551
U.S. Treasury Note	5.54(a)	07/31/25	4,250,000	4,246,993
Total U.S. Government & Agency Obligations
(Cost $197,617,089)				197,617,089

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Money Market Fund | 17.3% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	5.29%(b)	41,302,009	$41,302,009
Total Money Market Fund
(Cost $41,302,009)			41,302,009
Total Investments in Securities
(Cost $238,919,098) | 100.0%			$238,919,098
(a)	Variable coupon rate as of September 30, 2023.
(b)	7-day yield at September 30, 2023.
At September 30, 2023, the cost of investment securities for tax purposes was $0. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$197,617,089	$ —	$197,617,089
Money Market Fund	41,302,009	—	—	41,302,009
Total	$41,302,009	$197,617,089	$ —	$238,919,098

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2023  |  (Unaudited)

U.S. Government & Agency Obligations | 62.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	1.90%	07/12/24	$318,409	$312,942
Export-Import Bank of the U.S.	1.73	09/18/24	780,126	761,439
Export-Import Bank of the U.S.	1.58	11/16/24	59,806	58,233
Export-Import Bank of the U.S.	2.54	07/13/25	94,491	91,781
Export-Import Bank of the U.S.	2.63	04/29/26	114,583	109,522
Export-Import Bank of the U.S.	2.33	01/14/27	157,499	145,551
Export-Import Bank of the U.S.	2.37	03/19/27	431,483	409,051
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	45,696
U.S. International Development Finance Corp.	2.22(a)	01/24/25	2,000,000	2,068,116
U.S. International Development Finance Corp.	1.27(a)	06/21/25	1,000,000	959,205
U.S. International Development Finance Corp.	0.00(b)	07/17/25	1,000,000	926,296
U.S. International Development Finance Corp.	0.00(b)	01/17/26	700,000	705,369
U.S. International Development Finance Corp.	1.11	05/15/29	821,429	725,600
U.S. International Development Finance Corp.	2.36	10/15/29	1,498,939	1,359,205
U.S. International Development Finance Corp.	1.05	10/15/29	1,498,939	1,303,535
U.S. International Development Finance Corp.	1.24	08/15/31	1,297,297	1,107,446
U.S. Treasury Note	5.00	08/31/25	5,785,000	5,773,249
U.S. Treasury Note	4.38	08/15/26	14,250,000	14,072,988
U.S. Treasury Note	4.38	08/31/28	4,550,000	4,504,855
Total U.S. Government & Agency Obligations
(Cost $36,540,870)				35,440,079

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 17.6% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	38,353	37,259
Total Consumer Discretionary				37,259
Energy | 7.4%
Petroleos Mexicanos	2.38	04/15/25	324,200	315,371
Petroleos Mexicanos	2.46	12/15/25	433,750	416,432
Reliance Industries Ltd.	2.06	01/15/26	1,352,000	1,284,218
Reliance Industries Ltd.	1.87	01/15/26	1,742,105	1,641,391
Reliance Industries Ltd.	2.44	01/15/26	547,368	522,447
Total Energy				4,179,859
Financials | 10.1%
CES MU2 LLC	1.99	05/13/27	1,244,138	1,168,755
Durrah MSN 35603	1.68	01/22/25	283,590	275,568
Export Lease Eleven Co. LLC	5.91(c)	07/30/25	37,973	37,953
HNA 2015 LLC	2.29	06/30/27	194,542	182,962
HNA 2015 LLC	2.37	09/18/27	109,286	102,718
KE Export Leasing 2013-A LLC	5.90(c)	02/25/25	935,094	934,407
Lulwa Ltd.	1.89	02/15/25	565,994	549,311
Lulwa Ltd.	1.83	03/26/25	178,764	172,622
MSN 41079 and 41084 Ltd.	1.72	07/13/24	770,737	754,356
MSN 41079 and 41084 Ltd.	1.63	12/14/24	225,492	218,910
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	309,950	299,557
Rimon LLC	2.45	11/01/25	101,250	97,778
Salmon River Export LLC	2.19	09/15/26	491,703	466,328
Sandalwood 2013 LLC	2.84	07/10/25	150,692	146,944
Sandalwood 2013 LLC	2.82	02/12/26	212,720	204,948
Santa Rosa Leasing LLC	1.69	08/15/24	37,212	36,517

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 17.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 10.1% (Continued)
Santa Rosa Leasing LLC	1.47%	11/03/24	$113,398	$110,490
Total Financials				5,760,124
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $10,433,499)				9,977,242
Mortgage-Backed Securities | 12.7% of portfolio

GNMA 21-8	1.00	01/20/50	496,953	371,868
GNMA 22-177	5.00	05/20/48	1,340,164	1,302,614
GNMA 23-22EA	5.00	09/20/49	963,460	935,401
GNMA 23-22EC	5.00	01/20/51	725,440	701,492
GNMA 23-4	5.00	07/20/49	476,973	463,043
GNMA 23-59	5.00	11/20/41	579,769	569,225
GNMA 23-84KA	5.50	06/20/42	339,931	333,761
GNMA 786428	4.00	06/20/52	780,129	691,383
GNMA 786576	4.50	09/20/52	198,430	180,792
GNMA CK0445	4.00	02/15/52	332,455	301,973
GNMA CV1215	7.00	07/20/53	334,416	340,354
GNMA MA8017	2.50	05/20/37	637,254	558,930
GNMA MA8917	5.00	06/20/38	492,557	478,481
Total Mortgage-Backed Securities
(Cost $7,552,251)				7,229,317
Asset-Backed Securities | 3.4% of portfolio

Avant Loans Funding Trust 22-REV1 (d)	6.54	09/15/31	150,000	149,419
Credit Acceptance Auto Loan Trust 20-3A (d)	1.24	10/15/29	14,442	14,415
First Investors Auto Owner Trust 21-2A (d)	0.48	03/15/27	37,163	36,293
Frontier Issuer 23-1A (d)	6.60	08/20/53	450,000	429,362
LAD Auto Receivables Trust 21-1 (d)	1.30	08/17/26	55,748	54,762
LAD Auto Receivables Trust 23-2 (d)	5.93	06/15/27	91,369	91,128
Oasis Securitisation 21-2A (d)	2.14	10/15/33	56,913	56,716
Oasis Securitisation 22-2A (d)	6.85	10/15/34	178,277	177,884
Oasis Securitisation 23-1A (d)	7.00	02/15/35	182,894	181,975
PenFed Auto Receivables Owner Trust 22-A (d)	3.83	12/16/24	64,503	64,376
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	100,000	98,067
SBA Tower Trust (d)	2.84	01/15/25	250,000	239,285
T-Mobile US Trust 22-1A (d)	4.91	05/22/28	150,000	147,933
Upstart Securitization Trust 21-3 (d)	0.83	07/20/31	2,079	2,072
Westgate Resorts 22-1A (d)	2.29	08/20/36	167,384	158,375
Total Asset-Backed Securities
(Cost $1,933,332)				1,902,062

Corporate Bonds–Other | 2.1% of portfolio

Financials | 1.5%
Bank of America Corp.	4.83(c)	07/22/26	200,000	194,978
J.P. Morgan Chase & Co.	1.04(c)	02/04/27	100,000	88,996
Metropolitan Life Global Funding I (d)	5.00	01/06/26	150,000	148,216
Owl Rock Capital Corp. III	3.13	04/13/27	125,000	106,740
Owl Rock Core Income Corp.	3.13	09/23/26	250,000	219,751
PNC Financial Services Group Inc. (The)	5.81(c)	06/12/26	100,000	99,202
Total Financials				857,883

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 2.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Information Technology | 0.3%
Amphenol Corp.	4.75%	03/30/26	$200,000	$196,439
Total Information Technology				196,439
Utilities | 0.3%
Metropolitan Edison Co. (d)	5.20	04/01/28	150,000	146,327
Total Utilities				146,327
Total Corporate Bonds–Other
(Cost $1,273,012)				1,200,649
Money Market Fund | 1.7% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	5.29(e)		962,218	962,218
Total Money Market Fund
(Cost $962,218)				962,218
Total Investments in Securities
(Cost $58,695,182) | 100.0%				$56,711,567
(a)	Interest is paid at maturity.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of September 30, 2023.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,098,538 and represents 3.7% of total investments.
(e)	7-day yield at September 30, 2023.
LLC -Limited Liability Company
At September 30, 2023, the cost of investment securities for tax purposes was $58,695,498. Net unrealized depreciation of investment securities was $1,983,931 consisting of unrealized gains of $278 and unrealized losses of $1,984,209.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$35,440,079	$ —	$35,440,079
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	9,977,242	—	9,977,242
Mortgage-Backed Securities	—	7,229,317	—	7,229,317
Asset-Backed Securities	—	1,902,062	—	1,902,062
Corporate Bonds–Other	—	1,200,649	—	1,200,649
Money Market Fund	962,218	—	—	962,218
Total	$962,218	$55,749,349	$ —	$56,711,567

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)

U.S. Government & Agency Obligations | 42.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. International Development Finance Corp.	0.67%(a)	04/23/29	$1,230,000	$1,153,279
U.S. International Development Finance Corp.	2.36	10/15/29	633,302	574,264
U.S. International Development Finance Corp.	1.05	10/15/29	910,605	791,898
U.S. Treasury Note	5.00	08/31/25	60,220,000	60,097,678
U.S. Treasury Note	4.50	07/15/26	32,176,000	31,879,378
U.S. Treasury Note	4.38	08/15/26	68,000,000	67,155,312
U.S. Treasury Note	4.63	09/15/26	524,000	521,421
U.S. Treasury Note	4.38	08/31/28	31,450,000	31,137,957
Total U.S. Government & Agency Obligations
(Cost $194,992,926)				193,311,187

Corporate Bonds–Other | 31.8% of portfolio

Communication Services | 1.2%
Comcast Corp.	4.55	01/15/29	500,000	480,170
Meta Platforms Inc.	4.60	05/15/28	2,180,000	2,132,506
Sprint Spectrum Co. LLC (b)	4.74	03/20/25	750,000	742,045
T-Mobile USA Inc.	4.80	07/15/28	910,000	874,533
Warnermedia Holdings Inc.	3.76	03/15/27	1,355,000	1,250,960
Total Communication Services				5,480,214
Consumer Discretionary | 1.9%
Daimler Trucks Financial N.A. LLC (b)	5.20	01/17/25	500,000	495,370
Daimler Trucks Financial N.A. LLC (b)	3.50	04/07/25	1,255,000	1,211,440
Daimler Trucks Financial N.A. LLC (b)	5.15	01/16/26	1,000,000	986,843
Hyundai Capital America (b)	5.80	06/26/25	920,000	916,117
Hyundai Capital America (b)	5.50	03/30/26	1,365,000	1,347,089
Hyundai Capital America (b)	5.60	03/30/28	1,035,000	1,012,485
Marriott International Inc.	4.90	04/15/29	500,000	476,724
US Airways 2013 1A PTT	3.95	05/15/27	2,466,106	2,341,963
Total Consumer Discretionary				8,788,031
Consumer Staples | 1.9%
7-Eleven, Inc. (b)	0.80	02/10/24	1,090,000	1,069,286
7-Eleven, Inc. (b)	0.95	02/10/26	800,000	715,756
JBS USA Food Co.	2.50	01/15/27	3,364,000	2,971,489
Kenvue Inc. (b)	5.05	03/22/28	465,000	458,844
Philip Morris International Inc.	5.00	11/17/25	460,000	454,524
Philip Morris International Inc.	4.88	02/13/26	1,150,000	1,131,120
Philip Morris International Inc.	5.13	11/17/27	805,000	788,248
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,026,902
Total Consumer Staples				8,616,169
Energy | 3.3%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	1,943,504
Energy Transfer Operating LP	2.90	05/15/25	2,900,000	2,755,073
Midwest Connector Capital Co. LLC (b)	3.90	04/01/24	3,270,000	3,217,972
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,355,909
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,744,347
Pioneer Natural Resources Co.	1.13	01/15/26	1,023,000	924,525
Targa Resources Corp.	5.20	07/01/27	1,670,000	1,636,471
Williams Companies, Inc. (The)	5.40	03/02/26	1,340,000	1,329,599
Total Energy				14,907,400

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 31.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 15.5%
American Express Co.	4.99%(c)	05/01/26	$870,000	$854,742
Antares Holdings LP	3.95	07/15/26	335,000	301,534
Antares Holdings LP	2.75	01/15/27	1,000,000	846,797
Antares Holdings LP (b)	7.95	08/11/28	925,000	919,516
Bank of America Corp.	2.46(c)	10/22/25	2,200,000	2,112,754
Bank of America Corp.	2.02(c)	02/13/26	2,100,000	1,975,959
Bank of America Corp.	1.32(c)	06/19/26	2,100,000	1,925,856
Bank of America Corp.	4.83(c)	07/22/26	2,770,000	2,700,443
Bank of America Corp.	1.20(c)	10/24/26	920,000	831,948
Bank of America Corp.	4.95(c)	07/22/28	1,955,000	1,878,487
Bank of America Corp.	6.20(c)	11/10/28	565,000	567,552
Citigroup Inc.	7.00	12/01/25	2,000,000	2,043,610
CNO Global Funding (b)	1.65	01/06/25	1,125,000	1,053,742
F&G Global Funding (b)	1.75	06/30/26	2,500,000	2,207,152
Fidus Investment Corp.	4.75	01/31/26	304,000	281,226
Fidus Investment Corp.	3.50	11/15/26	943,000	825,164
Fifth Third Bancorp	6.34(c)	07/27/29	1,000,000	987,866
GA Global Funding Trust (b)	0.80	09/13/24	920,000	868,547
GA Global Funding Trust (b)	3.85	04/11/25	1,715,000	1,647,719
GA Global Funding Trust (b)	2.25	01/06/27	2,370,000	2,076,754
General Motors Financial Co., Inc.	5.40	04/06/26	465,000	455,379
Goldman Sachs Group, Inc.	5.70	11/01/24	1,070,000	1,065,911
Goldman Sachs Group, Inc.	2.64(c)	02/24/28	930,000	829,285
Goldman Sachs Group, Inc.	3.62(c)	03/15/28	572,000	527,769
J.P. Morgan Chase & Co.	2.30(c)	10/15/25	2,130,000	2,042,989
J.P. Morgan Chase & Co.	2.08(c)	04/22/26	2,055,000	1,928,834
J.P. Morgan Chase & Co.	4.08(c)	04/26/26	700,000	679,326
J.P. Morgan Chase & Co.	1.04(c)	02/04/27	910,000	809,858
J.P. Morgan Chase & Co.	4.85(c)	07/25/28	890,000	857,929
Keybank NA	4.70	01/26/26	1,040,000	986,166
Manufacturers and Traders Trust Co.	4.65	01/27/26	1,040,000	991,205
Metropolitan Life Global Funding I (b)	5.00	01/06/26	1,245,000	1,230,192
Morgan Stanley	2.19(c)	04/28/26	425,000	399,242
Morgan Stanley	4.68(c)	07/17/26	1,190,000	1,159,263
Morgan Stanley	3.13	07/27/26	925,000	859,136
Morgan Stanley	1.51(c)	07/20/27	865,000	764,306
Morgan Stanley	5.45(c)	07/20/29	1,390,000	1,354,512
Owl Rock Capital Corp. III	3.13	04/13/27	1,321,000	1,128,032
Owl Rock Core Income Corp.	3.13	09/23/26	3,290,000	2,891,928
Owl Rock Technology Finance Corp.	2.50	01/15/27	1,415,000	1,188,006
Pacific Life Global Funding II (b)	5.50	07/18/28	1,385,000	1,369,178
PNC Financial Services Group Inc. (The)	5.58(c)	06/12/29	465,000	451,103
Santander Holdings USA, Inc.	2.49(c)	01/06/28	1,000,000	868,277
Santander Holdings USA, Inc.	6.50(c)	03/09/29	460,000	448,620
SCE Recovery Funding LLC	0.86	11/15/31	1,542,085	1,280,564
Security Benefit Global Funding (b)	1.25	05/17/24	4,000,000	3,860,347
Truist Financial Corp.	6.05(c)	06/08/27	925,000	914,938
Volkswagen Group of America Finance LLC (b)	1.25	11/24/25	3,025,000	2,746,116
Wells Fargo & Co.	2.16(c)	02/11/26	3,270,000	3,086,805
Wells Fargo & Co.	3.91(c)	04/25/26	1,900,000	1,830,750
Wells Fargo & Co.	2.19(c)	04/30/26	2,120,000	1,990,539
Wells Fargo & Co.	3.53(c)	03/24/28	915,000	840,312
Wells Fargo & Co.	4.81(c)	07/25/28	2,140,000	2,042,141
Total Financials				70,786,326

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 31.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 1.0%
Baylor Scott & White Holdings	0.83%	11/15/25	$1,000,000	$895,649
GE HealthCare Technologies Inc.	5.55	11/15/24	915,000	910,413
GE HealthCare Technologies Inc.	5.65	11/15/27	975,000	973,400
Medtronic Global Holdings SCA	4.25	03/30/28	925,000	885,380
Pfizer Investment Enterprises Pte Ltd.	4.45	05/19/28	885,000	853,242
Total Health Care				4,518,084
Industrials | 1.9%
American Airlines Group Inc.	3.60	03/22/29	1,934,119	1,781,709
American Airlines Group Inc.	3.95	01/11/32	910,000	790,692
BNSF Railway Co. (b)	3.44	06/16/28	768,305	711,574
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,744,549
Delta Air Lines, Inc. (b)	7.00	05/01/25	965,000	975,476
ERAC USA Finance LLC (b)	4.60	05/01/28	925,000	887,682
John Deere Capital Corp.	4.95	07/14/28	915,000	902,363
Regal Rexnord Corp. (b)	6.05	02/15/26	370,000	365,875
Regal Rexnord Corp. (b)	6.05	04/15/28	460,000	447,427
Total Industrials				8,607,347
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	935,000	918,353
Avnet Inc.	6.25	03/15/28	610,000	608,272
Total Information Technology				1,526,625
Materials | 1.2%
Celanese US Holdings LLC	6.05	03/15/25	745,000	742,325
Celanese US Holdings LLC	6.17	07/15/27	1,330,000	1,311,473
EIDP Inc.	4.50	05/15/26	1,390,000	1,353,893
Sealed Air Corp. (b)	1.57	10/15/26	2,200,000	1,915,141
Total Materials				5,322,832
Real Estate | 0.4%
Extra Space Storage LP	5.70	04/01/28	460,000	454,583
VICI Properties LP (b)	3.50	02/15/25	1,600,000	1,530,847
Total Real Estate				1,985,430
Utilities | 3.2%
Consolidated Edison Co. of New York, Inc.	3.30	12/01/24	727,000	705,862
Entergy Louisiana, LLC	3.78	04/01/25	1,445,000	1,397,234
Exelon Corp.	5.15	03/15/28	830,000	814,532
Florida Power & Light Co.	4.45	05/15/26	465,000	455,024
Florida Power & Light Co.	5.05	04/01/28	625,000	617,056
Florida Power & Light Co.	4.40	05/15/28	465,000	448,376
Metropolitan Edison Co. (b)	4.00	04/15/25	4,250,000	4,073,878
Metropolitan Edison Co. (b)	5.20	04/01/28	1,330,000	1,297,435
Pacific Gas and Electric Co.	6.10	01/15/29	1,390,000	1,357,645
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,362,902
Southern California Edison Co.	1.20	02/01/26	2,065,000	1,863,724
Southern California Edison Co.	5.30	03/01/28	440,000	434,282
Total Utilities				14,827,950
Total Corporate Bonds–Other
(Cost $153,537,517)				145,366,408

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 9.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Avant Credit Card Master Trust 21-1A (b)	1.37%	04/15/27	$2,500,000	$2,321,924
Avant Loans Funding Trust 22-REV1 (b)	6.54	09/15/31	3,300,000	3,287,230
CNH Equipment Trust 22-A	2.39	08/15/25	161,720	160,471
Colony American Finance Ltd. 21-2 (b)	1.41	07/15/54	728,253	633,333
CoreVest American Finance 20-4 (b)	1.17	12/15/52	673,123	610,952
CoreVest American Finance 21-1 (b)	1.57	04/15/53	1,026,842	912,355
CoreVest American Finance 21-3 (b)	2.49	10/15/54	2,480,000	2,190,244
Credit Acceptance Auto Loan Trust 20-3A (b)	1.24	10/15/29	144,417	144,156
Credit Acceptance Auto Loan Trust 21-2A (b)	0.96	02/15/30	612,415	604,488
Credito Real USA Auto Receivables Trust 21-1 (b)	1.35	02/16/27	183,315	181,779
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	128,599	126,700
FIC Funding 21-1 (b)	1.13	04/15/33	825,757	801,347
First Investors Auto Owner Trust 21-2A (b)	0.48	03/15/27	455,252	444,587
Firstkey Homes Trust 22-SFR2 (b)	4.25	07/17/39	969,517	908,247
Flagship Credit Auto Trust 21-3 (b)	0.36	07/15/27	703,323	691,163
Foursight Capital Automobile Receivables Trust 22-1A (b)	1.15	09/15/25	21,707	21,660
Frontier Issuer 23-1A (b)	6.60	08/20/53	3,400,000	3,244,070
Frontier Issuer 23-1B (b)	8.30	08/20/53	2,340,000	2,216,645
FRTKL 21-SFR1 (b)	1.57	09/17/38	970,000	847,074
Gracie Point International Fund 22-1 (b)	7.56(c)	04/01/24	714,209	716,508
John Deere Owner Trust 23-A	5.01	11/15/27	900,000	889,491
John Deere Owner Trust 23-B	5.18	03/15/28	650,000	644,300
LAD Auto Receivables Trust 21-1 (b)	1.30	08/17/26	338,202	332,223
LAD Auto Receivables Trust 23-2 (b)	5.93	06/15/27	776,638	774,591
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	265,577	255,072
Marlette Funding Trust 22-2 (b)	4.25	08/15/32	234,587	233,580
NP SPE II LLC 17-1 (b)	3.37	10/21/47	245,875	230,353
Oasis Securitisation 21-2A (b)	2.14	10/15/33	480,915	479,250
Oasis Securitisation 22-1A (b)	4.75	05/15/34	275,552	272,870
Oasis Securitisation 22-2A (b)	6.85	10/15/34	1,274,157	1,271,345
Oasis Securitisation 23-1A (b)	7.00	02/15/35	1,265,624	1,259,265
Oportun Funding 21-A (b)	1.21	03/08/28	693,014	666,083
Oportun Funding 21-B (b)	1.47	05/08/31	2,225,000	2,031,860
PenFed Auto Receivables Owner Trust 22-A (b)	3.83	12/16/24	717,272	715,857
Progress Residential Trust 21-SFR8 (b)	1.51	10/17/38	1,312,100	1,143,266
Progress Residential Trust 22-SFR3 (b)	3.20	04/17/39	918,723	831,930
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	1,260,000	1,235,643
SBA Tower Trust (b)	2.84	01/15/25	4,765,000	4,560,775
SBA Tower Trust (b)	1.88	01/15/26	355,000	320,976
SBA Tower Trust (b)	6.60	01/15/28	775,000	777,026
SVC ABS LLC 23-1A (b)	5.15	02/20/53	458,658	427,288
T-Mobile US Trust 22-1A (b)	4.91	05/22/28	1,780,000	1,755,468
Upstart Securitization Trust 21-3 (b)	0.83	07/20/31	13,736	13,690
Upstart Securitization Trust 21-4 (b)	0.84	09/20/31	149,887	148,355
Westgate Resorts 20-1A (b)	3.96	03/20/34	322,164	316,388
Westgate Resorts 22-1A (b)	2.29	08/20/36	781,126	739,082
Total Asset-Backed Securities
(Cost $45,189,842)				43,390,960

Yankee Bonds | 8.3% of portfolio

AerCap Holdings NV	6.10	01/15/27	500,000	497,551
Avolon Holdings Funding Ltd. (b)	5.50	01/15/26	1,225,000	1,185,908
Avolon Holdings Funding Ltd. (b)	2.75	02/21/28	607,000	514,313
Banco Santader SA	5.59	08/08/28	1,400,000	1,369,536
Barclays PLC	7.33(c)	11/02/26	1,410,000	1,431,417
Barclays PLC	5.83(c)	05/09/27	855,000	839,678

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Yankee Bonds | 8.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
BHP Billiton Finance (USA) Ltd.	4.88%	02/27/26	$2,010,000	$1,981,972
BHP Billiton Finance (USA) Ltd.	4.75	02/28/28	985,000	958,989
BNP Paribas (b)	1.32(c)	01/13/27	700,000	626,861
BPCE SA (b)	5.98(c)	01/18/27	610,000	603,406
Delta and SkyMiles IP Ltd. (b)	4.50	10/20/25	585,004	568,213
Delta and SkyMiles IP Ltd. (b)	4.75	10/20/28	2,000,000	1,900,686
Deutsche Bank AG	1.69	03/19/26	295,000	267,175
Electricite de France SA (b)	5.70	05/23/28	500,000	495,146
Korea National Oil Corp. (b)	4.75	04/03/26	500,000	490,362
Lloyds Banking Group PLC	4.72(c)	08/11/26	750,000	729,354
Macquarie Group Ltd. (b)	1.34(c)	01/12/27	2,500,000	2,236,551
Mitsubishi UFJ Financial Group Inc.	3.85	03/01/26	1,400,000	1,337,694
Mizuho Financial Group Inc. (b)	3.48	04/12/26	750,000	707,802
Nationwide Building Society (b)	2.97(c)	02/16/28	1,500,000	1,341,537
Natwest Group PLC	5.85(c)	03/02/27	765,000	755,029
Nutrien Ltd.	4.90	03/27/28	925,000	893,380
Royal Bank of Canada	4.88	01/12/26	1,000,000	981,400
Santander UK Group Holdings PLC	6.83(c)	11/21/26	460,000	462,576
Santander UK Group Holdings PLC	6.53(c)	01/10/29	1,005,000	995,696
Saudi Arabian Oil Co. (b)	1.63	11/24/25	500,000	456,254
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	1,810,000	1,791,987
Svenska Handelsbanken AB (b)	5.25	06/15/26	460,000	453,656
Tencent Music Entertainment Group	1.38	09/03/25	1,260,000	1,153,260
Toronto-Dominion Bank (The)	1.20	06/03/26	1,200,000	1,064,076
TransCanada Pipelines Ltd.	7.06	10/14/25	6,043,000	6,129,530
Triton Container International Ltd. (b)	1.15	06/07/24	720,000	692,877
Triton Container International Ltd. (b)	2.05	04/15/26	1,390,000	1,238,342
Var Energi ASA (b)	7.50	01/15/28	595,000	610,553
Total Yankee Bonds
(Cost $39,383,511)				37,762,767
Mortgage-Backed Securities | 5.4% of portfolio

FHLMC 780754	6.09(c)	08/01/33	505	503
FNMA 813842	6.95(c)	01/01/35	1,653	1,676
GNMA 21-8	1.00	01/20/50	1,876,161	1,403,924
GNMA 22-177	5.00	05/20/48	5,528,157	5,373,264
GNMA 23-22EA	5.00	09/20/49	3,679,297	3,572,145
GNMA 23-22EC	5.00	01/20/51	1,794,256	1,735,024
GNMA 23-4	5.00	07/20/49	872,861	847,369
GNMA 23-59	5.00	11/20/41	1,802,116	1,769,341
GNMA 23-84KA	5.50	06/20/42	2,266,209	2,225,073
GNMA 786576	4.50	09/20/52	972,306	885,884
GNMA CK0445	4.00	02/15/52	2,331,341	2,117,588
GNMA CV1215	7.00	07/20/53	2,286,007	2,326,596
GNMA MA8017	2.50	05/20/37	1,576,142	1,382,420
GNMA MA8917	5.00	06/20/38	1,101,056	1,069,590
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	1	1
Total Mortgage-Backed Securities
(Cost $25,691,269)				24,710,398

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 1.2% of portfolio

Energy | 1.1%
Petroleos Mexicanos	5.92(c)	04/15/25	4,103,750	4,104,646
Petroleos Mexicanos	2.46	12/15/25	109,750	105,368

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 1.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 1.1% (Continued)
Reliance Industries Ltd.	1.87%	01/15/26	$792,368	$746,560
Total Energy				4,956,574
Financials | 0.1%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	217,883	213,252
MSN 41079 and 41084 Ltd.	1.63	12/14/24	297,987	289,290
Santa Rosa Leasing LLC	1.69	08/15/24	141,565	138,922
Total Financials				641,464
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $5,664,076)				5,598,038
Municipal Bonds | 0.6% of portfolio

Arizona | 0.4%
Glendale Arizona	1.45	07/01/26	1,000,000	897,582
Glendale Arizona	1.72	07/01/27	1,235,000	1,082,366
Total Arizona				1,979,948
Texas | 0.2%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	800,000	750,667
Total Texas				750,667
Total Municipal Bonds
(Cost $3,035,000)				2,730,615
Money Market Fund | 0.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	5.29(d)		3,625,682	3,625,682
Total Money Market Fund
(Cost $3,625,682)				3,625,682
Total Investments in Securities
(Cost $471,119,823) | 100.0%				$456,496,055
(a)	Interest is paid at maturity.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $96,814,667 and represents 21.2% of total investments.
(c)	Variable coupon rate as of September 30, 2023.
(d)	7-day yield at September 30, 2023.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
NA -National Association
SCA -Société en Commandite par Actions
Pte -Private Limited Company
ABS -Asset-Backed Security
NV -Naamloze Vennottschap

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
SA -Sociedad Anonima or Societe Anonyme
PLC -Public Limited Company
AG -Aktiengesellschaft
AB -Aktiebolag
ASA -Allmennaksjeselskap
FHLMC -Federal Home Loan Mortgage Corporation
At September 30, 2023, the cost of investment securities for tax purposes was $471,176,716. Net unrealized depreciation of investment securities was $14,680,661 consisting of unrealized gains of $5,383 and unrealized losses of $14,686,044.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$193,311,187	$ —	$193,311,187
Corporate Bonds–Other	—	145,366,408	—	145,366,408
Asset-Backed Securities	—	43,390,960	—	43,390,960
Yankee Bonds	—	37,762,767	—	37,762,767
Mortgage-Backed Securities	—	24,710,398	—	24,710,398
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	5,598,038	—	5,598,038
Municipal Bonds	—	2,730,615	—	2,730,615
Money Market Fund	3,625,682	—	—	3,625,682
Total	$3,625,682	$452,870,373	$ —	$456,496,055

Portfolio of Investments
Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)

Mortgage-Backed Securities | 33.8% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Farm 2021-1 Mortgage Trust 21-1 (a)	2.18%(b)	01/25/51	$217,693	$167,206
FHLMC QA7479	3.00	03/01/50	204,452	171,175
FHLMC QE2363	3.50	05/01/52	1,320,778	1,136,528
FHLMC RA8249	5.50	11/01/52	712,262	688,590
FHLMC SD1188	3.50	06/01/52	689,717	593,821
FHLMC SD1495	5.00	08/01/52	887,343	843,128
FHLMC SD2605	5.50	04/01/53	492,696	476,321
FHLMC SD7555	3.00	08/01/52	865,800	725,653
FHLMC SD8068	3.00	06/01/50	198,745	165,727
FHLMC SD8193	2.00	02/01/52	6,042,049	4,603,204
FHLMC SD8237	4.00	08/01/52	1,322,860	1,178,623
FNMA BN7662	3.50	07/01/49	80,702	70,567
FNMA CA4016	3.00	08/01/49	474,699	396,724
FNMA FM1000	3.00	04/01/47	865,202	730,914
FNMA FM4231	2.50	09/01/50	226,916	181,555
FNMA MA3691	3.00	07/01/49	136,257	113,812
FNMA MA3834	3.00	11/01/49	283,941	237,212
FNMA MA3960	3.00	03/01/50	131,404	109,527
FNMA MA3992	3.50	04/01/50	131,186	114,230
FNMA MA4048	3.00	06/01/50	594,658	495,907
FNMA MA4124	2.50	09/01/35	1,090,270	963,645
FNMA MA4179	2.00	11/01/35	3,546,138	3,054,592
FNMA MA4254	1.50	02/01/51	2,594,308	1,871,049
FNMA MA4303	2.00	04/01/36	1,425,390	1,225,127
FNMA MA4418	2.00	09/01/36	2,388,454	2,052,103
FNMA MA4437	2.00	10/01/51	3,944,545	3,010,034
FNMA MA4579	3.00	04/01/52	701,571	580,917
Freddie Mac STACR 21-HQA3 (a)	8.66(b)	09/25/41	1,000,000	998,773
GNMA 21-8	1.00	01/20/50	481,628	360,401
GNMA 22-177	5.00	05/20/48	1,449,568	1,408,952
GNMA 23-22EA	5.00	09/20/49	1,040,220	1,009,926
GNMA 23-22EC	5.00	01/20/51	498,136	481,691
GNMA 23-4	5.00	07/20/49	248,026	240,782
GNMA 23-59	5.00	11/20/41	497,635	488,585
GNMA 23-76	5.00	05/20/53	1,558,335	1,487,462
GNMA 23-84KA	5.50	06/20/42	714,348	701,382
GNMA 786247	4.00	07/20/52	643,407	579,530
GNMA 786428	4.00	06/20/52	785,035	695,731
GNMA 786576	4.50	09/20/52	267,880	244,070
GNMA CK0445	4.00	02/15/52	1,213,461	1,102,203
GNMA CV1215	7.00	07/20/53	708,762	721,347
GNMA MA8346	4.00	10/20/52	3,422,768	3,084,225
Total Mortgage-Backed Securities
(Cost $43,411,570)				39,562,951

Corporate Bonds–Other | 30.7% of portfolio

Communication Services | 1.5%
Comcast Corp.	5.50	05/15/64	310,000	282,083
Meta Platforms, Inc.	4.80	05/15/30	270,000	262,991
Meta Platforms, Inc.	4.95	05/15/33	105,000	100,627
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	168,750	166,960
T-Mobile US, Inc.	3.00	02/15/41	200,000	132,529
Warnermedia Holdings Inc.	4.05	03/15/29	190,000	169,283
Warnermedia Holdings Inc.	4.28	03/15/32	190,000	161,275
Warnermedia Holdings Inc.	5.05	03/15/42	285,000	220,416
Warnermedia Holdings Inc.	5.14	03/15/52	180,000	133,747

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Communication Services | 1.5% (Continued)
Warnermedia Holdings Inc.	5.39%	03/15/62	$190,000	$140,331
Total Communication Services				1,770,242
Consumer Discretionary | 2.8%
Block Financial Corp.	2.50	07/15/28	145,000	122,955
Daimler Trucks Financial N.A. LLC (a)	3.50	04/07/25	340,000	328,199
Expedia Group, Inc.	4.63	08/01/27	330,000	314,683
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	141,199
Hyundai Capital America (a)	5.50	03/30/26	380,000	375,014
Hyundai Capital America (a)	5.65	06/26/26	290,000	287,530
Hyundai Capital America (a)	5.60	03/30/28	290,000	283,692
Hyundai Capital America (a)	5.80	04/01/30	490,000	476,709
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	188,617
Mercedes-Benz Finance North America LLC (a)	4.80	03/30/26	325,000	319,315
Tractor Supply Co.	1.75	11/01/30	100,000	75,972
US Airways 2013 1A PTT	3.95	05/15/27	269,217	255,664
Walmart Inc.	4.50	04/15/53	205,000	176,452
Total Consumer Discretionary				3,346,001
Consumer Staples | 2.3%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	50,146
7-Eleven Inc. (a)	1.80	02/10/31	60,000	45,492
7-Eleven Inc. (a)	2.80	02/10/51	135,000	76,194
Brown-Forman Corp.	4.75	04/15/33	195,000	185,340
Campbell Soup Co.	2.38	04/24/30	250,000	202,509
JBS USA Food Co.	3.00	02/02/29	335,000	281,128
JBS USA Food Co.	4.38	02/02/52	530,000	352,226
Kellogg Co.	5.25	03/01/33	215,000	205,439
Kenvue Inc. (a)	4.90	03/22/33	105,000	100,349
Kenvue Inc. (a)	5.10	03/22/43	105,000	96,893
Kenvue Inc. (a)	5.20	03/22/63	85,000	76,680
Philip Morris International Inc.	4.88	02/15/28	230,000	222,818
Philip Morris International Inc.	5.13	02/15/30	260,000	249,351
Philip Morris International Inc.	5.75	11/17/32	310,000	302,475
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	243,783
Total Consumer Staples				2,690,823
Energy | 3.3%
BP Capital Markets America Inc.	2.77	11/10/50	210,000	123,636
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	174,915
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	34,598
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	127,124
Cheniere Energy Partners LP (a)	5.95	06/30/33	105,000	101,269
Energy Transfer Operating LP	3.75	05/15/30	318,000	277,008
Energy Transfer Operating LP	6.00	06/15/48	420,000	372,765
Entergy Arkansas, LLC	5.15	01/15/33	205,000	196,782
Marathon Oil Corp.	4.40	07/15/27	360,000	338,609
Midwest Connector Capital Co. LLC (a)	3.90	04/01/24	85,000	83,647
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	187,366
MPLX LP	1.75	03/01/26	80,000	72,540
MPLX LP	2.65	08/15/30	245,000	197,847
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	98,109
Phillips 66	2.15	12/15/30	260,000	204,713
Phillips 66	5.30	06/30/33	300,000	287,080

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 3.3% (Continued)
Pioneer Natural Resources Co.	5.10%	03/29/26	$215,000	$212,236
Pioneer Natural Resources Co.	1.90	08/15/30	255,000	200,061
Targa Resources Corp.	5.20	07/01/27	260,000	254,780
Targa Resources Corp.	6.50	02/15/53	305,000	291,085
Total Energy				3,836,170
Financials | 11.3%
Ally Financial Inc.	6.99(b)	06/13/29	205,000	200,591
American Express Co.	4.99(b)	05/01/26	250,000	245,615
Antares Holdings LP	3.95	07/15/26	375,000	337,538
Athene Global Funding (a)	2.95	11/12/26	120,000	107,695
Athene Holding Ltd.	3.95	05/25/51	300,000	196,811
Bank of America Corp.	4.83(b)	07/22/26	740,000	721,418
Bank of America Corp.	1.20(b)	10/24/26	200,000	180,858
Bank of America Corp.	4.95(b)	07/22/28	525,000	504,453
Bank of America Corp.	6.20(b)	11/10/28	150,000	150,677
Bank of America Corp.	2.50(b)	02/13/31	263,000	210,778
Bank of America Corp.	5.02(b)	07/22/33	445,000	409,420
Citigroup Inc.	2.57(b)	06/03/31	870,000	693,745
Citigroup Inc.	6.27(b)	11/17/33	445,000	443,684
Fidus Investment Corp.	3.50	11/15/26	166,000	145,257
GA Global Funding Trust (a)	0.80	09/13/24	240,000	226,577
GA Global Funding Trust (a)	3.85	04/11/25	460,000	441,954
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	218,468
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	141,169
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	277,980
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	148,542
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	175,870
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	340,000	319,126
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	133,493
J.P. Morgan Chase & Co.	5.30(b)	07/24/29	195,000	189,732
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	170,209
Keybank NA	4.70	01/26/26	300,000	284,471
Manufacturers and Traders Trust Co.	4.65	01/27/26	300,000	285,924
Mastercard Inc.	4.85	03/09/33	95,000	91,759
Metropolitan Life Global Funding I (a)	5.00	01/06/26	340,000	335,956
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	170,451
Morgan Stanley	1.51(b)	07/20/27	200,000	176,718
Morgan Stanley	5.16(b)	04/20/29	320,000	307,858
Morgan Stanley	1.79(b)	02/13/32	510,000	377,679
Morgan Stanley	4.89(b)	07/20/33	170,000	154,466
Northern Trust Corp.	6.13	11/02/32	265,000	261,662
Owl Rock Capital Corp. III	3.13	04/13/27	396,000	338,153
Owl Rock Core Income Corp.	3.13	09/23/26	843,000	741,002
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	133,121
Owl Rock Technology Finance Corp.	2.50	01/15/27	366,000	307,286
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	68,752
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	258,747
Security Benefit Global Funding (a)	1.25	05/17/24	300,000	289,526
Wells Fargo & Co.	2.19(b)	04/30/26	210,000	197,176
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	220,410
Wells Fargo & Co.	2.39(b)	06/02/28	445,000	390,251
Wells Fargo & Co.	5.57(b)	07/25/29	375,000	365,847
Wells Fargo & Co.	2.57(b)	02/11/31	200,000	161,663

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 11.3% (Continued)
Wells Fargo & Co.	3.07%(b)	04/30/41	$440,000	$295,616
Total Financials				13,206,154
Health Care | 1.5%
Amgen Inc.	5.75	03/02/63	215,000	198,333
GE HealthCare Technologies Inc.	5.60	11/15/25	225,000	223,701
GE HealthCare Technologies Inc.	5.65	11/15/27	255,000	254,582
GE HealthCare Technologies Inc.	5.91	11/22/32	270,000	267,867
HCA Inc.	5.90	06/01/53	315,000	283,666
Pfizer Investment Enterprises Pte Ltd.	4.65	05/19/30	195,000	186,869
Pfizer Investment Enterprises Pte Ltd.	5.11	05/19/43	95,000	87,243
Pfizer Investment Enterprises Pte Ltd.	5.30	05/19/53	255,000	236,934
Total Health Care				1,739,195
Industrials | 1.6%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	211,178
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	272,716
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	151,745
BNSF Railway Co. (a)	3.44	06/16/28	349,547	323,737
Boeing Co. (The)	2.20	02/04/26	350,000	321,364
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	252,714
Quanta Services, Inc.	2.35	01/15/32	260,000	195,101
Triton International Ltd.	3.25	03/15/32	175,000	130,868
Total Industrials				1,859,423
Information Technology | 0.7%
Avnet Inc.	6.25	03/15/28	170,000	169,518
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	239,600
VMware, Inc.	1.40	08/15/26	155,000	136,726
VMware, Inc.	4.70	05/15/30	200,000	184,207
VMware, Inc.	2.20	08/15/31	155,000	116,968
Total Information Technology				847,019
Materials | 1.4%
Air Products and Chemicals, Inc.	4.80	03/03/33	295,000	283,012
Celanese US Holdings LLC	6.05	03/15/25	140,000	139,497
Celanese US Holdings LLC	6.17	07/15/27	360,000	354,985
Celanese US Holdings LLC	6.33	07/15/29	260,000	254,855
Celanese US Holdings LLC	6.38	07/15/32	175,000	168,616
Glencore Funding LLC (a)	2.63	09/23/31	260,000	200,673
Glencore Funding LLC (a)	3.38	09/23/51	170,000	102,038
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	110,876
Total Materials				1,614,552
Real Estate | 0.9%
American Tower Corp.	5.50	03/15/28	205,000	201,123
Healthpeak OP, LLC	5.25	12/15/32	125,000	116,259
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	143,834
Prologis, LP	5.25	06/15/53	280,000	251,538
Realty Income Corp.	4.85	03/15/30	200,000	188,490
VICI Properties LP	4.75	02/15/28	180,000	168,349
Total Real Estate				1,069,593

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 3.4%
Ameren Illinois Co.	5.90%	12/01/52	$175,000	$174,744
American Electric Power Co., Inc.	5.63	03/01/33	505,000	488,666
Entergy Louisiana, LLC	3.78	04/01/25	325,000	314,257
Exelon Corp.	5.15	03/15/28	235,000	230,621
Florida Power & Light Co.	5.05	04/01/28	170,000	167,839
Indiana Michigan Power Co.	5.63	04/01/53	215,000	202,792
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	254,798
National Fuel Gas Co.	5.50	01/15/26	80,000	78,677
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	99,956
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	193,024
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	114,915
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	508,767
Public Service Electric & Gas Co.	4.65	03/15/33	105,000	98,697
Public Service Electric & Gas Co.	5.13	03/15/53	300,000	273,416
SCE Recovery Funding LLC	2.51	11/15/43	190,000	114,836
Southern California Edison Co.	5.30	03/01/28	115,000	113,506
Southern California Edison Co.	2.25	06/01/30	55,000	44,158
Southern California Edison Co.	4.50	09/01/40	200,000	162,939
Southern California Edison Co.	4.00	04/01/47	164,000	118,582
Southern California Edison Co.	3.65	02/01/50	214,000	144,471
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	146,102
Total Utilities				4,045,763
Total Corporate Bonds–Other
(Cost $40,774,527)				36,024,935
U.S. Government & Agency Obligations | 15.3% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	300,000	272,613
U.S. International Development Finance Corp.	1.05	10/15/29	112,420	97,765
U.S. Treasury Note	5.40(b)	10/31/24	100,000	100,113
U.S. Treasury Note	5.00	08/31/25	2,500,000	2,494,922
U.S. Treasury Note	4.38	08/15/26	560,000	553,044
U.S. Treasury Note	4.13	08/31/30	2,589,000	2,512,948
U.S. Treasury Note	3.88	08/15/33	877,000	828,628
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,399,375
U.S. Treasury Note	3.25	05/15/42	510,000	406,406
U.S. Treasury Note	3.38	08/15/42	4,374,000	3,543,965
U.S. Treasury Note	3.88	02/15/43	940,000	818,094
U.S. Treasury Note	4.38	08/15/43	26,000	24,257
U.S. Treasury Note	3.63	05/15/53	3,551,000	2,940,117
Total U.S. Government & Agency Obligations
(Cost $20,198,165)				17,992,247

Asset-Backed Securities | 9.4% of portfolio

American Credit Acceptance Receivables Trust 22-1B (a)	1.68	09/14/26	78,506	78,278
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	500,000	464,385
Avant Loans Funding Trust 21-REV1 (a)	1.21	07/15/30	309,756	305,809
Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	595,000	592,698
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	168,058	146,154
CoreVest American Finance 20-4 (a)	1.17	12/15/52	109,748	99,612
CoreVest American Finance 21-1 (a)	1.57	04/15/53	718,071	638,011
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	582,888
Credit Acceptance Auto Loan Trust 20-3A (a)	1.24	10/15/29	20,218	20,182
Credit Acceptance Auto Loan Trust 21-2A (a)	0.96	02/15/30	111,665	110,220
Credito Real USA Auto Receivables Trust 21-1 (a)	1.35	02/16/27	74,067	73,446

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 9.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FIC Funding 21-1 (a)	1.13%	04/15/33	$45,338	$43,998
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	117,065	114,322
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	323,172	302,749
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	83,417	81,975
Frontier Issuer 23-1A (a)	6.60	08/20/53	1,000,000	954,138
Frontier Issuer 23-1B (a)	8.30	08/20/53	675,000	639,417
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	218,318
John Deere Owner Trust 23-B	5.18	03/15/28	185,000	183,378
LAD Auto Receivables Trust 21-1 (a)	1.30	08/17/26	90,125	88,532
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	214,718	214,152
Oasis Securitisation 21-2A (a)	2.14	10/15/33	126,157	125,720
Oasis Securitisation 22-1A (a)	4.75	05/15/34	78,729	77,963
Oasis Securitisation 22-2A (a)	6.85	10/15/34	335,581	334,840
Oasis Securitisation 23-1A (a)	7.00	02/15/35	354,814	353,031
Oportun Funding 21-A (a)	1.21	03/08/28	194,303	186,752
Oportun Funding 21-B (a)	1.47	05/08/31	1,000,000	913,195
PenFed Auto Receivable Owner 22-A (a)	3.96	04/15/26	330,000	325,467
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	336,461	293,167
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	248,303	224,846
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	150,072
SBA Tower Trust (a)	2.84	01/15/25	230,000	220,142
SBA Tower Trust (a)	1.88	01/15/26	20,000	18,083
SBA Tower Trust (a)	1.63	11/15/26	240,000	207,569
SBA Tower Trust (a)	6.60	01/15/28	210,000	210,549
SBA Tower Trust (a)	2.59	10/15/31	430,000	328,224
SBIC 2023-10B	5.69	09/10/33	350,000	350,244
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	505,000	498,040
Upstart Securitization Trust 21-3 (a)	0.83	07/20/31	3,193	3,182
Upstart Securitization Trust 21-4 (a)	0.84	09/20/31	38,806	38,409
Westgate Resorts 22-1A (a)	2.29	08/20/36	223,179	211,166
Total Asset-Backed Securities
(Cost $11,656,065)				11,023,323

Yankee Bonds | 7.3% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	226,725
Aptiv PLC	3.10	12/01/51	280,000	160,063
Avolon Holdings Funding Ltd. (a)	5.13	10/01/23	500,000	500,000
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	625,000	605,055
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	130,000	110,149
Barclays PLC	7.33(b)	11/02/26	370,000	375,620
Barclays PLC	5.83(b)	05/09/27	240,000	235,699
BAT International Finance PLC	5.93	02/02/29	450,000	441,787
BHP Billiton Finance (USA) Ltd.	4.75	02/28/28	275,000	267,738
BHP Billiton Finance (USA) Ltd.	4.90	02/28/33	490,000	465,358
BP Capital Markets America Inc.	4.81	02/13/33	110,000	102,947
BPCE SA (a)	5.98(b)	01/18/27	250,000	247,297
Cenovus Energy Inc.	5.25	06/15/37	395,000	353,570
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	550,000	522,689
Deutsche Bank AG	1.69	03/19/26	150,000	135,852
Enbridge Inc.	5.70	03/08/33	320,000	306,560
Mitsubishi UFJ Financial Group Inc.	3.74	03/07/29	300,000	272,751
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	183,754
Nissan Motor Co., Ltd. (a)	2.45	09/15/28	435,000	352,769
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	200,000	172,499
OCI NV (a)	6.70	03/16/33	310,000	295,788
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	223,275
Royal Bank of Canada	4.88	01/12/26	250,000	245,350

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Yankee Bonds | 7.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Santander UK Group Holdings PLC	6.53%(b)	01/10/29	$275,000	$272,454
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	240,000	237,611
Sumitomo Mitsui Financial Group Inc.	5.52	01/13/28	200,000	197,269
Sumitomo Mitsui Trust Bank, Ltd. (a)	5.65	03/09/26	320,000	319,101
Svenska Handelsbanken AB (a)	5.50	06/15/28	260,000	252,457
Toronto-Dominion Bank (The)	1.20	06/03/26	300,000	266,019
Var Energi ASA (a)	7.50	01/15/28	200,000	205,228
Total Yankee Bonds
(Cost $9,166,452)				8,553,434
Municipal Bonds | 1.9% of portfolio

Arizona | 0.3%
Pinal County Arizona Revenue Obligation	1.05	08/01/24	120,000	115,335
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	98,684
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	98,036
Total Arizona				312,055
California | 1.4%
City of Chula Vista California Pension Obligation	1.16	06/01/27	130,000	111,875
City of Chula Vista California Pension Obligation	1.41	06/01/28	130,000	108,967
City of Chula Vista California Pension Obligation	1.63	06/01/29	160,000	130,584
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	157,244
City of Los Angeles California Department of Airports	1.25	05/15/28	200,000	167,697
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	799,976
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	136,666
San Francisco California City & County Airports	3.35	05/01/51	100,000	67,555
Total California				1,680,564
Texas | 0.1%
North Texas Tollway Authority Revenue	3.01	01/01/43	150,000	103,063
Total Texas				103,063
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	105,535
Total West Virginia				105,535
Total Municipal Bonds
(Cost $2,795,000)				2,201,217
Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	5.92(b)	04/15/25	125,125	125,152
Total Energy				125,152
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $125,076)				125,152

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Money Market Fund | 1.5% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	5.29%(c)	1,743,015	$1,743,015
Total Money Market Fund
(Cost $1,743,015)			1,743,015
Total Investments in Securities
(Cost $129,869,870) | 100.0%			$117,226,274
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $22,359,961 and represents 19.1% of total investments.
(b)	Variable coupon rate as of September 30, 2023.
(c)	7-day yield at September 30, 2023.
FHLMC -Federal Home Loan Mortgage Corporation
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
NA -National Association
Pte -Private Limited Company
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
At September 30, 2023, the cost of investment securities for tax purposes was $130,036,315. Net unrealized depreciation of investment securities was $12,810,041 consisting of unrealized gains of $0 and unrealized losses of $12,810,041.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$ —	$39,562,951	$ —	$39,562,951
Corporate Bonds–Other	—	36,024,935	—	36,024,935
U.S. Government & Agency Obligations	—	17,992,247	—	17,992,247
Asset-Backed Securities	—	11,023,323	—	11,023,323
Yankee Bonds	—	8,553,434	—	8,553,434
Municipal Bonds	—	2,201,217	—	2,201,217
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	125,152	—	125,152
Money Market Fund	1,743,015	—	—	1,743,015
Total	$1,743,015	$115,483,259	$ —	$117,226,274

Portfolio of Investments
Rural America Growth & Income Fund  |  September 30, 2023  |  (Unaudited)

Common Stocks | 54.5% of portfolio
	Shares	Value
Communication Services | 1.4%
Media
Cable One, Inc.	42	$25,857
Wireless Telecommunication Services
T-Mobile U.S., Inc. (a)	688	96,354
Total Communication Services		122,211
Consumer Discretionary | 6.8%
Broadline Retail
Ollie's Bargain Outlet Holdings, Inc. (a)	588	45,382
Hotels, Restaurants & Leisure
Choice Hotels International, Inc.	1,059	129,738
Leisure Products
Malibu Boats, Inc. Class A (a)	1,079	52,893
Specialty Retail
ARKO Corp.	4,866	34,792
Burlington Stores, Inc. (a)	389	52,632
Lowe's Companies, Inc.	317	65,885
O'Reilly Automotive, Inc. (a)	151	137,238
Tractor Supply Co.	363	73,707
Total Consumer Discretionary		592,267
Consumer Staples | 2.2%
Consumer Staples Distribution & Retail
Dollar General Corp.	344	36,395
Food Products
Hershey Co. (The)	785	157,063
Total Consumer Staples		193,458
Energy | 3.2%
Oil, Gas & Consumable Fuels
Chevron Corp.	512	86,334
ConocoPhillips	739	88,532
Marathon Petroleum Corp.	724	109,570
Total Energy		284,436
Financials | 7.1%
Banks
FB Financial Corp.	568	16,108
Glacier Bancorp, Inc.	991	28,244
SouthState Corp.	346	23,307
Truist Financial Corp.	2,002	57,277
Capital Markets
CME Group, Inc.	769	153,969
Intercontinental Exchange, Inc.	948	104,299
Financial Services
Jack Henry & Associates, Inc.	842	127,260
Insurance
Allstate Corp.	180	20,054
American International Group, Inc.	548	33,208
Chubb Ltd.	266	55,376
Total Financials		619,102

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Common Stocks | 54.5% of portfolio (Continued)
	Shares	Value
Health Care | 8.3%
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	1,400	$109,802
Stryker Corp.	624	170,520
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	685	58,348
Centene Corp. (a)	1,489	102,563
Life Sciences Tools & Services
IQVIA Holdings Inc. (a)	433	85,193
Pharmaceuticals
Zoetis Inc.	1,176	204,600
Total Health Care		731,026
Industrials | 10.0%
Commercial Services & Supplies
Casella Waste Systems, Inc. Class A (a)	793	60,506
Ground Transportation
CSX Corp.	3,403	104,642
J.B. Hunt Transport Services, Inc.	344	64,851
Machinery
Cummins Inc.	241	55,059
Deere & Co.	522	196,992
Xylem, Inc.	267	24,305
Professional Services
Paycom Software, Inc. (a)	480	124,450
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	595	91,993
Fastenal Co.	2,913	159,166
Total Industrials		881,964
Information Technology | 8.4%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	948	97,758
Corning Inc.	3,070	93,543
Trimble Inc. (a)	1,522	81,975
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	1,204	94,923
Micron Technology, Inc.	1,372	93,337
Software
ANSYS, Inc. (a)	482	143,419
Tyler Technologies, Inc. (a)	354	136,694
Total Information Technology		741,649
Materials | 3.4%
Chemicals
Sherwin-Williams Co. (The)	309	78,810
Construction Materials
Vulcan Materials Co.	413	83,434
Containers & Packaging
Ball Corp.	1,075	53,514
Metals & Mining
Freeport-McMoRan Inc.	2,303	85,879
Total Materials		301,637

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Common Stocks | 54.5% of portfolio (Continued)
			Shares	Value
Real Estate | 3.7%
Health Care REITs
Community Healthcare Trust Inc.			798	$23,701
Specialized REITs
American Tower Corp.			802	131,889
Crown Castle Inc.			1,302	119,823
Uniti Group Inc.			9,981	47,110
Total Real Estate				322,523
Total Common Stocks
(Cost $ 5,166,218)				4,790,273
U.S. Government & Agency Obligations | 23.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount
Federal Farm Credit Bank	0.52%	10/21/25	$200,000	181,742
Federal Farm Credit Bank	3.32	02/25/26	200,000	192,222
Federal Farm Credit Bank	1.20	04/28/27	195,000	170,416
Federal Farm Credit Bank	3.38	09/15/27	65,000	61,638
Federal Farm Credit Bank	3.87	08/15/28	265,000	254,410
Federal Farm Credit Bank	3.43	12/06/28	62,000	58,126
Federal Farm Credit Bank	4.00	09/27/29	200,000	191,325
Federal Farm Credit Bank	4.09	05/03/32	324,000	291,486
Federal Farm Credit Bank	3.50	09/01/32	50,000	44,499
Federal Farm Credit Bank	2.50	04/14/36	70,000	51,198
Tennessee Valley Authority	2.88	09/15/24	99,000	96,549
Tennessee Valley Authority	0.75	05/15/25	128,000	118,816
Tennessee Valley Authority	1.50	09/15/31	65,000	50,226
U.S. Treasury Note	4.37	08/15/26	255,000	251,832
U.S. Treasury Note	4.12	08/31/30	22,000	21,354
U.S. Treasury Note	3.88	08/15/33	8,000	7,559
Total U.S. Government & Agency Obligations
(Cost $ 2,141,711)				2,043,398

Corporate Bonds–Other | 10.1% of portfolio

Communication Services | 1.5%
DISH DBS Corp. (b)	5.25	12/01/26	57,000	48,442
T-Mobile USA Inc.	4.80	07/15/28	41,000	39,402
T-Mobile USA, Inc.	3.75	04/15/27	44,000	41,114
Total Communication Services				128,958
Consumer Discretionary | 1.2%
Choice Hotels International, Inc.	3.70	01/15/31	25,000	20,820
Dollar General Corp.	5.00	11/01/32	30,000	27,216
Kohl's Corp.	4.25	07/17/25	22,000	20,404
Tractor Supply Co.	1.75	11/01/30	44,000	33,427
Total Consumer Discretionary				101,867
Consumer Staples | 0.4%
Bunge Limited Finance Corp.	3.75	09/25/27	10,000	9,310
Bunge Limited Finance Corp.	2.75	05/14/31	35,000	28,348
Total Consumer Staples				37,658

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 10.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 0.0%
Murphy Oil Corp.	6.38%	07/15/28	$3,000	$2,949
Total Energy				2,949
Financials | 3.4%
American Tower Corp.	3.95	03/15/29	60,000	54,272
Chubb INA Holdings Inc.	3.15	03/15/25	36,000	34,701
Cincinnati Financial Corp.	6.92	05/15/28	25,000	26,211
Globe Life Inc.	4.55	09/15/28	33,000	31,278
Intercontinental Exchange, Inc.	3.75	12/01/25	78,000	74,912
Metlife, Inc.	3.00	03/01/25	42,000	40,420
Truist Financial Corp.	1.27 (c)	03/02/27	45,000	39,872
Total Financials				301,666
Health Care | 0.9%
Laboratory Corporation of America Holdings	1.55	06/01/26	43,000	38,518
Zoetis Inc.	5.40	11/14/25	40,000	39,829
Total Health Care				78,347
Industrials | 0.6%
CNH Industrial Capital LLC	1.45	07/15/26	17,000	15,146
J.B. Hunt Transport Services, Inc.	3.87	03/01/26	23,000	22,088
John Deere Capital Corp.	4.95	07/14/28	15,000	14,793
Total Industrials				52,027
Information Technology | 0.3%
Micron Technology, Inc.	4.66	02/15/30	26,000	23,661
Total Information Technology				23,661
Materials | 0.8%
Mosaic Co.	4.05	11/15/27	22,000	20,651
Steel Dynamics, Inc.	2.40	06/15/25	27,000	25,367
Vulcan Materials Co.	3.50	06/01/30	32,000	27,863
Total Materials				73,881
Real Estate | 0.5%
American Tower Corp.	5.50	03/15/28	30,000	29,433
Crown Castle International Corp.	3.80	02/15/28	18,000	16,504
Total Real Estate				45,937
Utilities | 0.5%
Black Hills Corp.	4.25	11/30/23	45,000	44,854
Total Utilities				44,854
Total Corporate Bonds–Other
(Cost $ 981,381)				891,805

Asset-Backed Securities | 2.4% of portfolio

CNH Equipment Trust 22-A	2.39	08/15/25	42,005	41,681
John Deere Owner Trust 23-A	5.01	11/15/27	50,000	49,416
John Deere Owner Trust 23-B	5.18	03/15/28	20,000	19,824
SBA Tower Trust (b)	1.63	11/15/26	30,000	25,946
SBA Tower Trust (b)	2.59	10/15/31	52,000	39,692

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Asset-Backed Securities | 2.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
SBA Tower Trust (b)	2.84%	01/15/25	$35,000	$33,500
Total Asset-Backed Securities
(Cost $ 229,448)				210,059
Mortgage-Backed Securities | 1.7% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (b)	2.18(c)	01/25/51	25,611	19,671
Freddie Mac Multiclass Certificates 21-P009	1.13	01/25/31	40,782	34,536
GNMA 786428	4.00	06/20/52	19,626	17,393
GNMA 786576	4.50	09/20/52	59,529	54,238
GNMA II POOL 785401	2.50	10/20/50	27,832	22,258
Total Mortgage-Backed Securities
(Cost $ 172,033)				148,096
Municipal Bonds | 1.3% of portfolio

Kansas | 0.1%
City of Wichita, Kansas Water & Sewer Utility Revenue	3.00	10/01/24	10,000	9,756
Montana | 0.1%
Yellowstone County School District No. 2 Billings	2.22	06/15/32	15,000	11,677
Pennsylvania | 0.5%
Geisinger Health System Revenue	2.25	04/01/27	20,000	18,030
New Castle Sanitation Authority	1.16	06/01/25	25,000	23,229
Total Pennsylvania				41,259
Texas | 0.3%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	30,000	28,150
Washington | 0.3%
Northwest Open Access Network Revenue	1.69	12/01/27	30,000	25,362
Total Municipal Bonds
(Cost $ 131,190)				116,204
Money Market Fund | 6.7% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund	5.29%(d)		590,291	590,291
Total Money Market Fund
(Cost $ 590,291)				590,291
Total Investments in Securities
(Cost $9,412,272) | 100.0%				$8,790,126
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $167,251 and represents 1.9% of total investments.
(c)	Variable coupon rate as of September 30, 2023.
(d)	7-day yield at September 30, 2023.
CME -Chicago Mercantile Exchange
LLC -Limited Liability Company
At September 30, 2023, the cost of investment securities for tax purposes was $9,431,568. Net unrealized depreciation of investment securities was $641,442 consisting of unrealized gains of $181,793 and unrealized losses of $823,235.

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2023  |
(Unaudited)  |  (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Rural America Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,790,273	$ —	$ —	$4,790,273
U.S. Government & Agency Obligations	—	2,043,398	—	2,043,398
Corporate Bonds–Other	—	891,805	—	891,805
Asset-Backed Securities	—	210,059	—	210,059
Mortgage-Backed Securities	—	148,096	—	148,096
Municipal Bonds	—	116,204	—	116,204
Money Market Fund	590,291	—	—	590,291
Total	$5,380,564	$3,409,562	$ —	$8,790,126

Portfolio of Investments
Stock Index Fund  |  September 30, 2023  |  (Unaudited)

	Cost	Value
Investment	$33,581,422	$207,606,491
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of September 30, 2023, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.63%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  September 30, 2023  |  (Unaudited)

Common Stocks | 98.4% of portfolio
	Shares	Value
Communication Services | 8.1%
Entertainment
Walt Disney Co. (The) (a)	124,300	$10,074,515
Interactive Media & Services
Alphabet, Inc., Class C (a)	239,320	31,554,342
Meta Platforms, Inc., Class A (a)	98,500	29,570,685
Total Communication Services		71,199,542
Consumer Discretionary | 6.0%
Hotels, Restaurants & Leisure
McDonald's Corp.	57,197	15,067,978
Specialty Retail
Home Depot, Inc.	37,018	11,185,359
TJX Companies, Inc. (The)	143,600	12,763,168
Ulta Beauty, Inc. (a)	35,456	14,162,899
Total Consumer Discretionary		53,179,404
Consumer Staples | 0.9%
Food Products
Kraft Heinz Co. (The)	228,300	7,680,012
Total Consumer Staples		7,680,012
Energy | 8.8%
Oil, Gas & Consumable Fuels
Chevron Corp.	166,300	28,041,506
ConocoPhillips	238,100	28,524,380
Hess Corp.	140,200	21,450,600
Total Energy		78,016,486
Financials | 19.6%
Banks
Bank of America Corp.	558,402	15,289,046
Citigroup, Inc.	168,639	6,936,122
JPMorgan Chase & Co.	245,291	35,572,101
Truist Financial Corp.	319,200	9,132,312
Capital Markets
Goldman Sachs Group, Inc.	76,774	24,841,763
Financial Services
Fiserv, Inc. (a)	197,900	22,354,784
Visa Inc., Class A	101,298	23,299,553
Insurance
Allstate Corp.	87,184	9,713,170
American International Group, Inc.	161,194	9,768,356
Chubb Ltd.	79,138	16,474,949
Total Financials		173,382,156
Health Care | 20.0%
Biotechnology
AbbVie Inc.	193,463	28,837,595
Health Care Equipment & Supplies
Abbott Laboratories	288,256	27,917,593
Boston Scientific Corp. (a)	433,396	22,883,309
Common Stocks | 98.4% of portfolio (Continued)
	Shares	Value
Health Care | 20.0% (Continued)
Health Care Providers & Services
Centene Corp. (a)	329,397	$22,688,865
Cigna Corp.	64,914	18,569,948
Pharmaceuticals
Bristol-Myers Squibb Co.	249,101	14,457,822
Merck & Co., Inc.	187,682	19,321,862
Pfizer, Inc.	361,099	11,977,654
Royalty Pharma PLC, Class A	346,484	9,403,576
Total Health Care		176,058,224
Industrials | 16.3%
Aerospace & Defense
Northrop Grumman Corp.	47,131	20,746,595
Electrical Equipment
Eaton Corp. PLC	88,887	18,957,819
Ground Transportation
CSX Corp.	619,182	19,039,847
Industrial Conglomerates
Honeywell International, Inc.	165,573	30,587,956
Machinery
Deere & Co.	46,800	17,661,384
Parker-Hannifin Corp.	94,222	36,701,353
Total Industrials		143,694,954
Information Technology | 7.1%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	26,900	16,860,113
NXP Semiconductors NV	95,063	19,004,995
Software
Microsoft Corp.	85,214	26,906,320
Total Information Technology		62,771,428
Materials | 7.3%
Chemicals
Dow Inc.	157,681	8,130,033
DuPont de Nemours, Inc.	226,778	16,915,371
Containers & Packaging
Avery Dennison Corp.	117,887	21,534,418
Metals & Mining
Freeport-McMoRan Inc.	473,700	17,664,273
Total Materials		64,244,095
Real Estate | 4.3%
Specialized REITs
Crown Castle Inc.	81,500	7,500,445
Digital Realty Trust, Inc.	112,101	13,566,463
VICI Properties Inc.	584,835	17,018,699
Total Real Estate		38,085,607
Total Common Stocks
(Cost $522,869,070)		868,311,908

Portfolio of Investments  |  Value Fund  |  September 30, 2023  |  (Unaudited)  |  (Continued)
Money Market Fund | 1.6% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29% (b)	14,150,084	$14,150,084
Total Money Market Fund
(Cost $14,150,084)		14,150,084
Total Investments in Securities
(Cost $537,019,154) | 100.0%		$882,461,992
(a)	Non-income producing.
(b)	7-day yield at September 30, 2023.
PLC -Public Limited Company
NV -Naamloze Vennottschap
At September 30, 2023, the cost of investment securities for tax purposes was $536,658,531. Net unrealized appreciation of investment securities was $345,803,461 consisting of unrealized gains of $363,038,249 and unrealized losses of $17,234,788.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$868,311,908	$ —	$ —	$868,311,908
Money Market Fund	14,150,084	—	—	14,150,084
Total	$882,461,992	$ —	$ —	$882,461,992

Portfolio of Investments
Growth Fund  |  September 30, 2023  |  (Unaudited)

Common Stocks | 99.7% of portfolio
	Shares	Value
Communication Services | 14.7%
Entertainment
Netflix, Inc. (a)	8,380	$3,164,288
Spotify Technology SA (a)	14,142	2,186,919
Interactive Media & Services
Alphabet, Inc., Class A (a)	156,840	20,524,082
Meta Platforms, Inc., Class A (a)	37,645	11,301,405
Snap Inc., Class A (a)	63,517	565,937
Media
Trade Desk, Inc. (The), Class A (a)	6,641	518,994
Wireless Telecommunication Services
T-Mobile U.S., Inc. (a)	20,980	2,938,249
Total Communication Services		41,199,874
Consumer Discretionary | 12.5%
Automobiles
Rivian Automotive, Inc. (a)	64,006	1,554,066
Broadline Retail
Amazon.com, Inc. (a)	154,316	19,616,650
Coupang, Inc. (a)	89,722	1,525,274
Hotels, Restaurants & Leisure
Booking Holdings, Inc. (a)	1,446	4,459,392
Chipotle Mexican Grill, Inc. (a)	1,358	2,487,625
Leisure Products
Peloton Interactive, Inc. (a)	106,158	536,098
Specialty Retail
Ross Stores, Inc.	41,107	4,643,035
Total Consumer Discretionary		34,822,140
Consumer Staples | 1.1%
Beverages
Monster Beverage Corp. (a)	59,576	3,154,549
Total Consumer Staples		3,154,549
Energy | 0.6%
Energy Equipment & Services
Schlumberger NV	30,706	1,790,160
Total Energy		1,790,160
Financials | 10.8%
Capital Markets
Tradeweb Markets Inc.	27,480	2,203,896
Financial Services
Affirm Holdings, Inc. (a)	34,670	737,431
Fiserv, Inc. (a)	71,089	8,030,213
Global Payments, Inc.	29,489	3,402,736
Mastercard Inc., Class A	22,451	8,888,575
Visa Inc., Class A	30,202	6,946,762
Total Financials		30,209,613
Common Stocks | 99.7% of portfolio (Continued)
	Shares	Value
Health Care | 17.7%
Biotechnology
Legend Biotech Corp. ADR (a)	18,592	$1,248,824
Vertex Pharmaceuticals, Inc. (a)	7,382	2,567,017
Health Care Equipment & Supplies
Becton, Dickinson & Co.	14,836	3,835,551
Insulet Corp. (a)	2,113	337,002
Intuitive Surgical, Inc. (a)	21,058	6,155,043
Penumbra, Inc. (a)	4,288	1,037,310
Stryker Corp.	21,102	5,766,544
Health Care Providers & Services
Cigna Corp.	28,418	8,129,537
Humana, Inc.	5,264	2,561,042
UnitedHealth Group, Inc.	23,332	11,763,761
Pharmaceuticals
Eli Lilly & Co.	11,036	5,927,767
Total Health Care		49,329,398
Industrials | 1.9%
Machinery
Ingersoll Rand Inc.	56,928	3,627,452
Professional Services
Paylocity Holding Corp. (a)	8,557	1,554,807
Total Industrials		5,182,259
Information Technology | 40.4%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	50,404	4,233,432
IT Services
MongoDB, Inc. (a)	2,053	710,051
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	17,458	1,795,032
ASML Holding NV ADR	6,115	3,599,656
Marvell Technology, Inc.	9,386	508,064
NVIDIA Corp.	38,663	16,818,018
Software
Adobe Inc. (a)	6,552	3,340,865
Atlassian Corp., Class A (a)	13,446	2,709,503
Aurora Innovation, Inc. (a)	102,637	241,197
Cadence Design Systems, Inc. (a)	18,528	4,341,110
Dynatrace, Inc. (a)	44,757	2,091,495
Intuit, Inc.	20,384	10,415,001
Microsoft Corp.	112,140	35,408,205
salesforce.com, Inc. (a)	10,217	2,071,803
ServiceNow, Inc. (a)	8,098	4,526,458
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	20,120,942
Total Information Technology		112,930,832
Total Common Stocks
(Cost $171,664,934)		278,618,825

Portfolio of Investments  |  Growth Fund  |  September 30, 2023  |  (Unaudited)  |  (Continued)
Money Market Fund | 0.3% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29% (b)	879,691	$879,691
Total Money Market Fund
(Cost $879,691)		879,691
Total Investments in Securities
(Cost $172,544,625) | 100.0%		$279,498,516
(a)	Non-income producing.
(b)	7-day yield at September 30, 2023.
SA -Sociedad Anonima or Societe Anonyme
NV -Naamloze Vennottschap
ADR -American Depositary Receipt
At September 30, 2023, the cost of investment securities for tax purposes was $173,633,306. Net unrealized appreciation of investment securities was $105,865,210 consisting of unrealized gains of $112,324,219 and unrealized losses of $6,459,009.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$278,618,825	$ —	$ —	$278,618,825
Money Market Fund	879,691	—	—	879,691
Total	$279,498,516	$ —	$ —	$279,498,516

Portfolio of Investments
International Equity Fund  |  September 30, 2023  |  (Unaudited)

Common Stocks | 97.1% of portfolio
	Shares	Value
Australia | 2.4%
BHP Group Ltd. ADR	33,499	$1,905,423
Total Australia		1,905,423
Britain | 9.0%
Haleon PLC	586,517	2,431,164
Rio Tinto PLC	29,708	1,865,438
Shell PLC	88,948	2,819,137
Total Britain		7,115,739
Canada | 7.0%
Alimentation Couche-Tard Inc.	35,100	1,782,586
Canadian National Railway Co.	11,315	1,225,754
Manulife Financial Corp.	135,700	2,479,716
Total Canada		5,488,056
China | 2.2%
Haier Smart Home Co., Ltd.	193,748	605,572
LONGi Green Technology Co., Ltd.	118,700	445,334
Zhejiang Sanhua Intelligent Controls Co., Ltd.	165,200	674,049
Total China		1,724,955
Denmark | 2.6%
Genmab A/S (a)	4,178	1,479,223
Novozymes A/S, Class B	14,098	567,231
Total Denmark		2,046,454
France | 11.2%
Air Liquide SA	7,438	1,252,794
Dassault Systèmes SE	32,951	1,223,880
Kering SA	2,299	1,044,580
L’Oréal SA	5,675	2,351,788
Schneider Electric SE	17,799	2,933,134
Total France		8,806,176
Germany | 10.5%
Allianz SE REG	11,278	2,683,895
Infineon Technologies AG	88,771	2,940,161
SAP SE ADR	12,369	1,599,559
Symrise AG	11,296	1,075,366
Total Germany		8,298,981
Hong Kong | 2.4%
AIA Group Ltd.	231,800	1,874,600
Total Hong Kong		1,874,600
India | 0.9%
HDFC Bank Ltd. ADR	11,512	679,323
Total India		679,323
Common Stocks | 97.1% of portfolio (Continued)
	Shares	Value
Indonesia | 0.4%
PT Telkom Indonesia (Persero) Tbk. ADR	12,791	$308,263
Total Indonesia		308,263
Japan | 17.2%
Chugai Pharmaceutical Co., Ltd.	103,100	3,178,990
Daifuku Co., Ltd.	52,800	996,685
FANUC Corp.	25,300	657,988
Keyence Corp.	3,000	1,109,477
Komatsu Ltd.	60,700	1,637,147
Nitori Holdings Co., Ltd.	8,900	992,309
Shimano, Inc.	5,800	776,298
Shionogi & Co., Ltd.	26,100	1,164,176
Shiseido Co., Ltd.	24,800	869,094
Sysmex Corp.	14,900	708,006
Unicharm Corp.	41,000	1,449,666
Total Japan		13,539,836
Netherlands | 1.1%
Adyen NV (a)	1,212	898,618
Total Netherlands		898,618
Republic of South Korea | 1.3%
Samsung Electronics Co., Ltd. GDR	806	1,013,555
Total Republic of South Korea		1,013,555
Russia | 0.0%
LUKOIL PJSC (a)	6,253	0
Yandex NV, Class A (a)	2,746	0
Total Russia		0
Singapore | 3.9%
DBS Group Holdings Ltd.	124,215	3,050,675
Total Singapore		3,050,675
Spain | 2.9%
Banco Bilboa Vizcaya Argentaria SA	285,352	2,309,333
Total Spain		2,309,333
Sweden | 9.7%
Alfa Laval AB	46,628	1,597,377
Assa Abloy AB	44,925	976,156
Atlas Copco AB, Class A	125,822	1,689,873
Epiroc AB, Class A	69,967	1,328,481
Skandinaviska Enskilda Banken AB, Class A	173,299	2,066,045
Total Sweden		7,657,932

Portfolio of Investments  |  International Equity Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Common Stocks | 97.1% of portfolio (Continued)
	Shares	Value
Switzerland | 9.6%
Alcon Inc.	22,718	$1,750,649
Lonza Group AG REG	3,575	1,653,606
Nestlé SA ADR	12,056	1,364,691
Roche Holding AG REG	6,781	1,851,220
Sonova Holding AG REG	3,914	926,352
Total Switzerland		7,546,518
Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,426	645,320
Total Taiwan		645,320
United States of America | 2.0%
Linde PLC	4,272	1,590,679
Total United States of America		1,590,679
Total Common Stocks
(Cost $65,815,160)		76,500,436

Money Market Fund | 2.9% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29% (b)	2,301,279	$2,301,279
Total Money Market Fund
(Cost $2,301,279)		2,301,279
Total Investments in Securities
(Cost $68,116,439) | 100.0%		$78,801,715

(a)	Non-income producing.
(b)	7-day yield at September 30, 2023.
ADR -American Depositary Receipt
PLC -Public Limited Company
A/S -Aktieselskab
SA -Sociedad Anonima or Societe Anonyme
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
Tbk. -Terbuka
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
At September 30, 2023, the cost of investment securities for tax purposes was $68,162,812. Net unrealized appreciation of investment securities was $10,638,903 consisting of unrealized gains of $15,826,627 and unrealized losses of $5,187,724.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  International Equity Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,867,985	$59,632,451	$ —	$76,500,436
Money Market Fund	2,301,279	—	—	2,301,279
Total	$19,169,264	$59,632,451	$ —	$78,801,715

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2023  |  (Unaudited)

Common Stocks | 98.5% of portfolio
	Shares	Value
Communication Services | 1.7%
Interactive Media & Services
Ziff Davis, Inc. (a)	62,726	$3,995,019
Total Communication Services		3,995,019
Consumer Discretionary | 10.9%
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	110,400	4,493,280
Household Durables
MDC Holdings, Inc.	134,288	5,536,694
Leisure Products
Malibu Boats, Inc., Class A (a)	88,100	4,318,662
Topgolf Callaway Brands Corp. (a)	204,351	2,828,218
YETI Holdings, Inc. (a)	77,500	3,737,050
Specialty Retail
ARKO Corp.	526,600	3,765,190
Total Consumer Discretionary		24,679,094
Energy | 8.2%
Oil, Gas & Consumable Fuels
Matador Resources Co.	48,000	2,855,040
Northern Oil and Gas, Inc.	161,900	6,513,237
Permian Resources Corp.	226,500	3,161,940
SM Energy Co.	153,300	6,078,345
Total Energy		18,608,562
Financials | 13.8%
Banks
Atlantic Union Bankshares Corp.	129,592	3,729,658
Cadence Bank	136,750	2,901,835
Columbia Banking System, Inc.	87,115	1,768,435
FB Financial Corp.	138,259	3,921,025
Glacier Bancorp, Inc.	104,116	2,967,306
Live Oak Bancshares, Inc.	60,400	1,748,580
Capital Markets
Donnelley Financial Solutions, Inc. (a)	25,300	1,423,884
Consumer Finance
Encore Capital Group, Inc. (a)	116,283	5,553,676
Insurance
Kinsale Capital Group, Inc.	17,326	7,175,216
Total Financials		31,189,615
Health Care | 13.2%
Biotechnology
Twist Bioscience Corp. (a)	61,977	1,255,654
Health Care Equipment & Supplies
Enovis Corp. (a)	61,576	3,246,903
Envista Holdings Corp. (a)	139,400	3,886,472
Globus Medical, Inc. (a)	66,225	3,288,071
Integer Holdings Corp. (a)	76,970	6,036,757
iRhythm Technologies, Inc. (a)	6,300	593,838
STAAR Surgical Co. (a)	35,236	1,415,782
Common Stocks | 98.5% of portfolio (Continued)
	Shares	Value
Health Care | 13.2% (Continued)
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	49,087	$4,181,231
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	24,650	5,968,504
Total Health Care		29,873,212
Industrials | 26.2%
Aerospace & Defense
Triumph Group, Inc. (a)	469,430	3,595,834
Building Products
Hayward Holdings, Inc. (a)	338,900	4,778,490
Construction & Engineering
Comfort Systems USA, Inc.	48,588	8,279,881
Electrical Equipment
Atkore Inc. (a)	59,300	8,846,967
EnerSys	36,035	3,411,434
Ground Transportation
Werner Enterprises, Inc.	97,433	3,795,015
Machinery
ESAB Corp.	57,176	4,014,899
Federal Signal Corp.	147,294	8,797,870
John Bean Technologies Corp.	22,200	2,334,108
Professional Services
CACI International Inc., Class A (a)	8,371	2,627,908
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	57,026	8,816,790
Total Industrials		59,299,196
Information Technology | 15.2%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	6,513,266
Plexus Corp. (a)	28,700	2,668,526
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	67,486	5,320,596
Software
Altair Engineering Inc., Class A (a)	94,477	5,910,481
Descartes Systems Group Inc. (The) (a)	95,570	7,012,927
Model N, Inc. (a)	134,900	3,292,909
PowerSchool Holdings, Inc. (a)	159,969	3,624,897
Total Information Technology		34,343,602
Materials | 6.1%
Chemicals
Avient Corp.	170,627	6,026,546

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2023  |  (Unaudited)  |
(Continued)
Common Stocks | 98.5% of portfolio (Continued)
	Shares	Value
Materials | 6.1% (Continued)
Construction Materials
Summit Materials, Inc., Class A (a)	251,409	$7,828,876
Total Materials		13,855,422
Real Estate | 3.2%
Health Care REITs
Community Healthcare Trust Inc.	78,900	2,343,330
Office REITs
Easterly Government Properties, Inc.	229,311	2,621,025
Specialized REITs
Uniti Group Inc.	497,500	2,348,200
Total Real Estate		7,312,555
Total Common Stocks
(Cost $187,676,667)		223,156,277

Money Market Fund | 1.5% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 5.29% (b)	3,308,041	$3,308,041
Total Money Market Fund
(Cost $3,308,041)		3,308,041
Total Investments in Securities
(Cost $190,984,708) | 100.0%		$226,464,318

(a)	Non-income producing.
(b)	7-day yield at September 30, 2023.
At September 30, 2023, the cost of investment securities for tax purposes was $190,787,120. Net unrealized appreciation of investment securities was $35,677,198 consisting of unrealized gains of $60,504,011 and unrealized losses of $24,826,813.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$223,156,277	$ —	$ —	$223,156,277
Money Market Fund	3,308,041	—	—	3,308,041
Total	$226,464,318	$ —	$ —	$226,464,318

Appendix
S&P 500 Index Master Portfolio